ACQUISITION OF REVERA INC.	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITION OF REVERA INC.
NOTE 3   -                   ACQUISITION OF REVERA INC.

On April 2, 2015 (“the Closing Date”), The Company completed the acquisition of ReVera Inc. (“ReVera”) a privately held company headquartered in Santa Clara, California, which develops, manufactures, and sells stand-alone metrology tools for measurements of thin-films and composition applications in the semiconductor industry. The Company paid $46,500 in cash, of which $2,475 were paid to ReVera noteholders prior to the acquisition.

The financial results of ReVera are included in the consolidated financial statements from the closing date.

Upon acquisition, ReVera became the Company’s wholly-owned subsidiary. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The Company allocated the total consideration to ReVera's tangible and intangible assets and liabilities based on their estimated fair values as of the acquisition date and allocated the remaining amount to goodwill. The allocation is as follows:

Cash and cash equivalents	$1,158
Net assets excluding cash and cash equivalents	7,991
Deferred tax current assets	563
Deferred tax long-term assets	3,753
Intangible assets	22,929
Goodwill	20,114
Deferred revenues, net	(1,409)
Deferred tax current liabilities	(2,122)
Deferred tax long-term liabilities	(6,477)
Total purchases price	$46,500

The valuation of intangible assets was as follows:

	As of December 31,
	2 0 1 7	2 0 1 6
Original amount:
Technology	$12,305	$12,305
Customer relationships	5,191	5,191
Backlog	3,506	3,506
IPR&D	1,927	1,927
	22,929	22,929

Accumulated amortization:
Technology	4,834	3,076
Customer relationships	1,789	986
Backlog	3,506	3,506
IPR&D	-	-
	10,129	7,568
Net book value	$12,800	$15,361

Annual amortization expenses are expected as follows:

Year ending December 31,
2018	$2,614
2019	2,625
2020	2,503
2021 and thereafter	5,058
$12,800

      Measurement of Fair Values

  The fair value of technology is based on the discounted estimated royalty payments that have been avoided as a result of the technology being owned.

 The fair value of customer relationships has been determined using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.

  The fair value of Backlog has been calculated using the income approach. The backlog is considered a valuable intangible asset, which can be separately sold.

The fair value of in-process research and development ("IPR&D") intangible assets represent the value assigned to acquired research and development projects that, as of the acquisition date had not established technological feasibility and had no alternative future use. The IPR&D intangible assets are capitalized and accounted for as indefinite-lived intangible assets and are subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project and launch of the product, the Company will make a separate determination of useful life of the IPR&D intangible assets and the related amortization will be recorded as an expense over the estimated useful life of the specific projects.

Goodwill generated from the ReVera acquisition is primarily attributable to expected synergies.  All goodwill generated during this period is not deductible for tax purposes.

In 2015, the Company incurred acquisition-related expenses of $1,979. These expenses have been included in operating expenses in the statement of operation.